Leases	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Lessee, Operating Leases [Text Block]
Operating Leases
The Company charters-in vessels from other vessel owners on time-charter contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company. A time charter-in contract is typically for a fixed period of time, although in certain cases, the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate.
As at September 30, 2020, minimum commitments to be incurred by the Company under time charter-in contracts were approximately $8.9 million (remainder of 2020), $10.5 million (2021) and $1.5 million (2022).

Lessee, Finance Leases
Obligations Related to Finance Leases

	As at	As at
	September 30, 2020	December 31, 2019
	$	$
Total obligations related to finance leases	396,072	414,788
Less: current portion	(26,794)	(25,357)
Long-term obligations related to finance leases	369,278	389,431
From 2017 to 2019, the Company completed sale-leaseback financing transactions with financial institutions relating to 16 of the Company's vessels. Under these arrangements, the Company transferred the vessels to subsidiaries of the financial institutions (collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from 9- to 12-year terms. The Company is obligated to purchase eight of the vessels upon maturity of their respective bareboat charters. The Company also has the option to purchase each of the 16 vessels at various times starting between July 2020 and November 2021 until the end of their respective lease terms. In October 2020, the Company completed the purchases of two of these vessels for a total cost of $29.6 million and in November 2020, the Company declared purchase options to acquire two more of these vessels for a total cost of $56.7 million with an expected completion date of May 2021 (see note 19).
The bareboat charters related to these vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to finance leases.
Four bareboat charters, entered into in July 2017, require the Company to maintain, for each vessel, a minimum hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at September 30, 2020, these ratios ranged from 119% to 141% (December 31, 2019 - ranged from 110% to 132%).
Six bareboat charters, entered into in September 2018, require the Company to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at September 30, 2020, these ratios ranged from 87% to 104% (December 31, 2019 - ranged from 106% to 123%).
Four bareboat charters, entered into in November 2018, require the Company to maintain, for each vessel, a minimum hull coverage ratio of 100% of the total outstanding principal balance. As at September 30, 2020, these ratios ranged from 113% to 156% (December 31, 2019 - ranged from 140% to 173%).
Two bareboat charters, entered into in May 2019, require the Company to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at September 30, 2020, these ratios were 91% (December 31, 2019 - 109%).
Such requirements are assessed annually or quarterly with reference to vessel valuations compiled by one or more agreed upon third parties. As of the date these unaudited consolidated financial statements were issued, the Company was in compliance with all covenants in respect of its obligations related to finance leases.
The weighted-average interest rate on the Company’s obligations related to finance leases as at September 30, 2020 was 7.6% (December 31, 2019 - 7.6%).
As at September 30, 2020, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $559.7 million (December 31, 2019 - $601.7 million), including imputed interest of $163.6 million (December 31, 2019 - $186.9 million), repayable from 2020 through 2030, as indicated below:

Commitments
Year	September 30, 2020
Remainder of 2020	14,235
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481